Derivative Liability Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Debt discount			$ 337,496
Amortization of debt discount	$ 52,979	$ 0	32,814	$ 0
UNamortized debt discount	126,703		179,682
Derivative liability	$ 1,609,602		$ 396,220	$ 0